LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) ¥ in Millions, $ in Millions			6 Months Ended
	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost sharing reimbursements			$ 5.1	$ 3.4
Everest Medicines Pte Ltd | Assignment And Assumption Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories	$ 7.0
AskGene | License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories | ¥		¥ 24
Payments made to third parties	$ 7.0